Annual Total Returns- Transamerica International Growth (Class I2) [BarChart] - Class I2 - Transamerica International Growth - I2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.13%)	22.21%	18.06%	(4.70%)	(0.56%)	0.14%	27.58%	(17.86%)	27.69%	21.50%